Statement to Securityholder

Ally Auto Receivables Trust 2012-2

Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/14/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-2

5. Collateral Summary	Collection Period, Begin:	2/1/2012

	Collection Period, End:	3/31/2012

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2012

	Distribution Date:	4/16/2012

7. Credit Instruments	ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Page 1of 8

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006AAA5	421,000,000.00	421,000,000.00	0.31390000	130,594,414.50	121,139.24	130,715,553.74	0.00	0.00	290,405,585.50
A-2	02006AAB3	573,000,000.00	573,000,000.00	0.56000000	0.00	276,313.33	276,313.33	0.00	0.00	573,000,000.00
A-3	02006AAC1	573,000,000.00	573,000,000.00	0.74000000	0.00	365,128.33	365,128.33	0.00	0.00	573,000,000.00
A-4	02006AAD9	133,440,000.00	133,440,000.00	1.00000000	0.00	114,906.67	114,906.67	0.00	0.00	133,440,000.00
B	02006AAE7	63,620,000.00	63,620,000.00	1.76000000	0.00	96,419.64	96,419.64	0.00	0.00	63,620,000.00
C	02006AAF4	49,990,000.00	49,990,000.00	2.26000000	0.00	97,286.09	97,286.09	0.00	0.00	49,990,000.00
Deal Totals		1,814,050,000.00	1,814,050,000.00		130,594,414.50	1,071,193.30	131,665,607.80	0.00	0.00	1,683,455,585.50

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Statement to Securityholder

Ally Auto Receivables Trust 2012-2

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	1,000.00000000	310.20050950	0.28774166	310.48825116	0.00000000	689.79949050
A-2	1,000.00000000	0.00000000	0.48222222	0.48222222	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.63722222	0.63722222	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	0.86111114	0.86111114	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.51555549	1.51555549	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.94611102	1.94611102	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	928.00947355

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Page 3of 8

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	421,000,000.00	3/14/2012	4/15/2012	Actual/360	N/A	N/A	0.31390000	0.31390000	121,139.24
A-2	573,000,000.00	3/14/2012	4/15/2012	30/360	N/A	N/A	0.56000000	0.56000000	276,313.33
A-3	573,000,000.00	3/14/2012	4/15/2012	30/360	N/A	N/A	0.74000000	0.74000000	365,128.33
A-4	133,440,000.00	3/14/2012	4/15/2012	30/360	N/A	N/A	1.00000000	1.00000000	114,906.67
B	63,620,000.00	3/14/2012	4/15/2012	30/360	N/A	N/A	1.76000000	1.76000000	96,419.64
C	49,990,000.00	3/14/2012	4/15/2012	30/360	N/A	N/A	2.26000000	2.26000000	97,286.09

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	121,139.24	0.00	121,139.24	0.00
A-2	0.00	276,313.33	0.00	276,313.33	0.00
A-3	0.00	365,128.33	0.00	365,128.33	0.00
A-4	0.00	114,906.67	0.00	114,906.67	0.00
B	0.00	96,419.64	0.00	96,419.64	0.00
C	0.00	97,286.09	0.00	97,286.09	0.00
Deal Totals	0.00	1,071,193.30	0.00	1,071,193.30	0.00

Page 4of 8

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

4. Collections and Distributions

Collections
Receipts During the Period	134,537,838.90
Administrative Purchase Payments	183,974.43
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	102,085.41
Other Fees or Expenses Paid	0.00
Total Collections	134,823,898.74

Beginning Reserve Account Balance	9,088,388.98
Total Available Amount	143,912,287.72

Distributions
Total Available Amount	143,912,287.72
Basic Servicing Fee	3,158,290.94
Aggregate Class A Interest Distributable Amount	877,487.57
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	96,419.64
Second Priority Principal Distributable Amount	63,256,582.71
Aggregate Class C Interest Distributable Amount	97,286.09
Third Priority Principal Distributable Amount	49,990,000.00
Reserve Account Deposit	9,088,388.98
Noteholders' Regular Principal Distributable Amount	17,347,831.79
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	114,575.23
Other Fees or Expenses Accrued	0.00

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Statement to Securityholder

Ally Auto Receivables Trust 2012-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	88,431	88,431	85,847

Deal Totals	Aggregate Receivables Principal Balance	1,817,677,796.34	1,817,677,796.34	1,700,803,417.29

	Aggregate Amount Financed	1,894,974,561.16	1,894,974,561.16	1,770,963,924.94

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.72000000	3.72000000	3.70385025	63.46	63.46	63.46	52.32	52.32	50.45

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.15%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Page 6of 8

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,802,643,926.50	29,809.93	0.0198%	85,847	22	0.0256%
Preceding	1,864,649,244.61	0.00	0.0000%	87,232	0	0.0000%
Next Preceding	N/A	N/A	N/A	N/A	N/A	N/A
Three Month Average			N/A			N/A

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,894,974,561.16	29,809.93	0.0016%	31 - 60 days	181	3,896,990.37
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2012-2 related to delinquencies, charge-offs or uncollectible accounts.				61 - 90 days	22	472,410.74
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	0	0.00

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	38	633,111.97
				Current Period	70	1,455,476.21
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	3	29,803.61
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	105	2,058,784.57

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	9,088,388.98	9,088,388.98	0.00	0.00	0.00	9,088,388.98	9088388.98

Page 7of 8

Statement to Securityholder

Ally Auto Receivables Trust 2012-2

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	NO
Initial Overcollateralization	3,627,796.34
Current Overcollateralization	17,347,831.79
Overcollateralization Target	18,176,777.96

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2012-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-2 will perform in the future.

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